Note 9 - Share Capital (Details Textual) $ / shares in Thousands	Jun. 30, 2018 $ / shares
Preference shares [member]
Statement Line Items [Line Items]
Par value per share	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share	$ 0